TAXES - Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax provision:
Total	$ 741,705	$ 516,611	$ 992,679
Deferred tax provision:
Total	(64,284)	21,160	42,568
Income tax provision	677,421	537,771	1,035,247
Hong Kong
Deferred tax provision:
Income tax provision	0	0	0
China
Current tax provision:
Total	741,705	516,611	992,679
Deferred tax provision:
Total	$ (64,284)	$ 21,160	$ 42,568